FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Liquidity (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Corporate cash and financial assets	$ 238	$ 205
Availability under committed credit facilities	2,475	2,475
Draws on credit facility	(510)	(789)
Commitments under credit facility	(47)	(106)
Corporate liquidity	$ 2,156	$ 1,785